DIRECT OPERATING COSTS (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Direct Operating Costs [Abstract]
Fuel and power purchases		$ (390)	$ (348)	$ (316)
Salaries and benefits		(293)	(270)	(257)
Operations and maintenance		(285)	(256)	(288)
Water royalties, property taxes and other regulatory fees		(201)	(208)	(202)
Insurance		(68)	(60)	(55)
Professional fees		(56)	(63)	(53)
Energy marketing & other related party services		(8)	(4)	(20)
Other expenses		(64)	(65)	(72)
Direct operating costs, net	[1]	(1,365)	(1,274)	(1,263)
Insurance services		(26)	(24)	(23)
Cost to acquire energy to cover contractual obligations		80
Depreciation		$ 1,501	$ 1,367	$ 1,271

[1]	Direct operating costs exclude depreciation expense disclosed below.